Note 6 - Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule Of Preferred Stock Investments [Table Text Block]
	Investment
Investment	Date	Shares	Carrying Value (1)	Property Type	Interest Rate (2)	Maturity Date
Preferred Stock
Jernigan Capital	2/11/2020	41,254	$41,517	Self-storage	7.00%	12/31/2021

Schedule of Activity Related To Preferred Stock Investments [Table Text Block]
	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Dividend income	$1,363	$3,695
Amortization of premium on preferred stock investment	(58)	(138)
	$1,305	$3,557